Segment Information - Summary of Products and Services Segments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Total	kr 247,880	kr 263,351	kr 271,546
Services [member]
Disclosure of operating segments [line items]
Total	97,730	104,586	97,522
Operating segments [member]
Disclosure of operating segments [line items]
Total	247,880	263,351	271,546
Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	150,150	158,765	174,024
Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	97,730	104,586	97,522
Networks [member]
Disclosure of operating segments [line items]
Total	158,207	171,442	193,468
Networks [member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	158,207	171,442	193,468
Networks [member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	121,814	131,393	147,997
Networks [member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	36,393	40,049	45,471
Cloud Software and Services [Member]
Disclosure of operating segments [line items]
Total	62,635	63,630	60,524
Cloud Software and Services [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	62,635	63,630	60,524
Cloud Software and Services [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	22,409	21,672	21,105
Cloud Software and Services [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	40,226	41,958	39,419
Enterprise [Member]
Disclosure of operating segments [line items]
Total	24,863	25,745	14,597
Enterprise [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	24,863	25,745	14,597
Enterprise [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	5,927	5,704	4,923
Enterprise [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	18,936	20,041	9,674
Other [Member]
Disclosure of operating segments [line items]
Total	2,175	2,534	2,957
Other [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Total	2,175	2,534	2,957
Other [Member] | Operating segments [member] | Products [member]
Disclosure of operating segments [line items]
Total	0	(4)	(1)
Other [Member] | Operating segments [member] | Services [member]
Disclosure of operating segments [line items]
Total	kr 2,175	kr 2,538	kr 2,958